Interim Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from operating activities:
Net loss for the period	$ (18,189)	$ (19,800)	$ (42,263)	$ (53,906)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of license				17,760
Accrued interest on notes payable	3,073	3,064	6,141	6,135
Foreign exchange on notes payable	(1,655)	1,341	1,637	(2,731)
Changes in assets and liabilities:
Accounts payable and accruals	1,742	(9,808)	(14,514)	2,775
Prepaid expenses	(18,822)	(10,059)	(2,178)	(3,000)
Net cash used in operating activities	(33,851)	(35,262)	(51,177)	(32,967)
Cash Flows from financing activities:
Proceeds from convertible notes issued				2,000
Advances from related party				229
Cash received from share issuance			50,000
Proceeds from Note payable	37,500
Shares subscribed but not issued		50,000		30,000
Net cash provided by financing activities	37,500	50,000	50,000	32,290
Net increase (decrease) in cash	3,649	14,738	(1,177)	(738)
Cash, beginning of period	1,366	2,543	2,543	3,281
Cash, end of period	5,015	17,281	1,366	2,543
SUPPLEMENTAL DISCLOSURE
Interest paid
Taxes paid
Convertible note issued for related party advance				$ 490